RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

4.	RELATED PARTY TRANSACTIONS
Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Zhongpeng Chen	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang	A legal representative of XKJ
Zhiyong Zhou	General Manager of XKJ
Dewu Huang	A legal representative of YBY
Jinlong Huang	A spouse of legal representative of HSW

The Company leases Shenzhen XKJ office rent-free from Bihua Yang.

The Company had the following related party balances as of September 30, 2021 and March 31, 2021:

Amount due from related party	September 30, 2021	March 31, 2021
Hongye Financial Consulting (Shenzhen) Co., Ltd.	$195,602	$84,838
Zhiyong Zhou (1)	503,259	-
	$698,861	$84,838

Related party borrowings	September 30, 2021	March 31, 2021
Zhida Hong (2)	$3,405,707	$3,727,371
Bihua Yang (3)	361,454	370,523
Dewu Huang (4)	16,811	712,064
Jinlong Huang	140,539	104,006
	$3,924,511	$4,913,964

(1)	Being cash advance to Zhiyong Zhou to pay for daily operating expenditures of XKJ.

(2)	The decrease was due to net repayment of debt due to Zhida Hong. During the three and six months ended September 30, 2021, the Company received financial support of $0.04 million and 0.24 million from Zhida Hong and repaid $0.4 million and $0.6 million of debts due to him.

(3)	Being financial support from Bihua Yang for XKJ’s daily operation.

(4)	The decrease was due to net repayment of debt due to Dewu Huang. During the six months ended September 30, 2021, the company received interest free advanced loan as financial support of approximately $1.3 million from Dewu Huang and repaid approximately $2.0 million of debts due to him. The related party debt was additional financial support provided by Dewu Huang for YBY’s daily operation.

The borrowing balances with related parties are unsecured, non-interest bearing and repayable on demand.

5.	RELATED PARTY TRANSACTIONS

Name of Related Parties	Relationship with the Company
Zhida Hong	President, CEO, and a director of the Company
Hongye Financial Consulting (Shenzhen) Co., Ltd.	A company controlled by CEO, Mr. Zhida Hong
Zhongpeng Chen	A legal representative of HPF, became not a related party when HPF was disposed of in November, 2020
Bihua Yang	A legal representative of XKJ
Dewu Huang	A legal representative of YBY
Jinlong Huang	A spouse of legal representative of HSW

The Company leases Shenzhen XKJ office rent-free from Bihua Yang.

In September, the Company disposed of $114,229 aged inventories in HSW to Mr. Jinlong Huang at cost with no gain or loss recognized.

The Company had the following related party balances at the end of the years:

Amount due from related party	2021	2020
Hongye Financial Consulting (Shenzhen) Co., Ltd.	84,838		Nil
	$84,838	$	Nil

Being lease of the quarter ended March 31, 2021 paid on behalf of Hongye Financial Consulting (Shenzhen) Co., Ltd. for the shared office in Shenzhen.

Related party debt	2021	2020
Zhida Hong (1)	$3,727,371	$5,043,489
Bihua Yang (2)	370,523	-
Dewu Huang (3)	712,064	81,287
Zhongpeng Chen	-	160,427
Jinlong Huang	104,006	144,237
	$4,913,964	$5,429,440

(1)	The decrease was due to net repayment of debt due to Zhida Hong. During years ended March 31, 2021, the Company received financial support of $2.2 million from Zhida Hong and repaid $3.6 million of debts due to him.

(2)	Being financial support from Bihua Yang for XKJ’s daily operation.

(3)	The increase of related party debt was additional financial support provided by Dewu Huang for YBY’s daily operation.

The borrowing balances of related party are unsecured, non-interest bearing and repayable on demand.